As filed with the Securities and Exchange Commission on September 25, 2015
1933 Act Registration No. 002-11357
1940 Act Registration No. 811-00582
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.	[ ]	[ ]
Post-Effective Amendment No.	189	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	144	[ X ]

(Check appropriate box or boxes)
NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (212) 476-8800
Robert Conti
Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Name and Address of Agent for Service)
With copies to:
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600

Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box):
 X  immediately upon filing pursuant to paragraph (b)
      on                                  pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
      on _________________ pursuant to paragraph (a)(1)
      75 days after filing pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus for the following class of the following fund, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 188 to the Registrant’s registration statement on August 31, 2015:

Class R6 Shares of Neuberger Berman International Select Fund.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 189 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 25th day of September, 2015.

NEUBERGER BERMAN EQUITY FUNDS

By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

            Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 189 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	September 25, 2015
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	September 25, 2015
John M. McGovern
/s/ Joseph V. Amato	Trustee	September 25, 2015
Joseph V. Amato*
/s/ Faith Colish	Trustee	September 25, 2015
Faith Colish*
/s/ Martha C. Goss	Trustee	September 25, 2015
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	September 25, 2015
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	September 25, 2015
Howard A. Mileaf*
/s/ George W. Morriss	Trustee	September 25, 2015
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Trustee	September 25, 2015
Tom D. Seip*
/s/ Candace L. Straight	Trustee	September 25, 2015
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	September 25, 2015
Peter P. Trapp*
/s/ Michael J. Cosgrove	Trustee	September 25, 2015
Michael J. Cosgrove*
/s/ Marc Gary	Trustee	September 25, 2015
Marc Gary*
*Signatures affixed by Franklin H. Na on September 25, 2015, pursuant to a power of attorney filed with Post-Effective Amendment No. 169 to Registrant’s Registration Statement on Form N-1A, File Nos. 002-11357 and 811-00582, on July 12, 2013 and a power of attorney filed herewith.

POWER OF ATTORNEY
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, NEUBERGER BERMAN ALTERNATIVE FUNDS, NEUBERGER BERMAN EQUITY FUNDS, and NEUBERGER BERMAN INCOME FUNDS (each a “Trust”), and each of the undersigned officers and trustees of each Trust hereby nominate, constitute and appoint Robert Conti, Andrew B. Allard, Richard M. Phillips, Arthur C. Delibert, Lori L. Schneider, Lynn A. Schweinfurth, Ndenisarya M. Bregasi, Jennifer R. Gonzalez and Franklin H. Na (with full power to each of them to act alone) its/his/her true and lawful attorney‑in‑fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign each Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any and all amendments to such Registration Statement and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of the Beneficial Interest of each Trust, any such Registration Statement or amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as each Trust and the undersigned officers and trustees itself/themselves might or could do.

IN WITNESS WHEREOF, EACH TRUST has caused this power of attorney to be executed in its name by its President, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands and seals at New York, New York this 9th day of September, 2015.
By: /s/ Robert Conti Name: Robert Conti Title: President and Chief Executive Officer

[SEAL]
ATTEST:
/s/ Claudia A. Brandon
Name: Claudia A. Brandon
Title: Secretary
[Signatures Continued on Next Page]

Signature	Title
/s/ Michael J. Cosgrove Michael J. Cosgrove	Trustee
/s/ Marc Gary Marc Gary	Trustee

NEUBERGER BERMAN EQUITY FUNDS
EXHIBIT INDEX
Exhibit	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase